Cover	Jan. 11, 2021	Oct. 26, 2020	May 06, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 11, 2021
Entity Registrant Name		OTIS WORLDWIDE CORPORATION
Entity Central Index Key		0001781335
Amendment Flag		false
Entity Incorporation, State or Country Code			DE
Entity File Number	001-39221
Entity Tax Identification Number			83-3789412
Entity Address, Address Line One		One Carrier Place
Entity Address, City or Town		Farmington
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06032
City Area Code		860
Local Phone Number		233-6847
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock ($0.01 par value)
Trading Symbol		OTIS
Security Exchange Name		NYSE